Balance Sheets (Unaudited) - USD ($)	Feb. 28, 2025	Aug. 31, 2024
Current assets:
Cash and cash equivalents	$ 482,951	$ 499,270
Prepaid expenses	168,050	675,000
Cryptocurrency	247,923	14,966
Notes receivable related party - short term	249,629	374,444
Total current assets	1,148,553	1,563,679
Notes receivable related party - long term	218,426	280,834
Investment in joint venture	667,707	667,707
Fixed assets, net	2,237,390	1,699,744
Fixed assets - not in service	3,228,600	3,071,565
Total assets	7,500,676	7,283,529
Current liabilities:
Accounts payable and accrued liabilities	760,584	400,584
Accrued interest -related party	444,540	315,609
Accrued officer compensation	745,470	0
Customer advances	0	703,500
Loans payable	685,461	0
Loans payable-related party	1,875,000	1,625,000
Deferred revenue-short term	86,193	86,193
Total current liabilities	4,597,248	3,130,885
Deferred revenue long term	50,279	64,645
Total liabilities	4,647,527	3,195,530
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.0001 par value, 500,000,000 shares authorized; 39,667,607 and 49,665,649 shares issued and outstanding as of November, 2024 and August 31, 2024 respectively	3,967	4,991
Additional paid-in capital	16,165,284	12,306,833
Accumulated deficit	(13,316,148)	(8,223,870)
Total stockholders' equity	2,853,149	4,087,999
Total liabilities and equity	7,500,676	7,283,529
Series A Preferred Stock [Member]
Stockholders' Equity:
Preferred stock, value	45	45
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred stock, value	$ 0	$ 0